Schedule of Investments
August 31, 2020 (unaudited)
Footprints Discover Value Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 84.25%

Aerospace & Defense - 5.91%
Magellan Aerospace Corp.			22,000	126,060

Automotive - 1.46%
Linamar Corp.			1,000	31,211

General Building Contractors - Nonresidential Buildings - 8.12%
Tutor Perini Corp. (2)			13,800	173,190

Motors & Generators - 16.96%
American Superconductor Corp. (2)			28,800	361,728

Oil & Gas Services and Equipment - 8.52%
Western Energy Services Corp. (2)			979,199	181,837

Oil, Gas Field Services, NBC - 5.21%
ION Geophysical Corp. (2)			54,783	111,210

Packaged Food - 6.15%
DAVIDsTEA, Inc. (Canada) (2)			138,200	131,290

Radio & TV Broadcasting & Communications Equipment - 4.84%
Seachange International, Inc. (2)			77,000	103,180

Semiconductors & Related Devices - 6.82%
Applied Optoelectronics, Inc. (2)			12,500	145,375

Services-Motion Picture Theaters - 6.06%
AMC Entertainment Holdings, Inc. Class A (2)			22,000	129,360

Surety Insurance - 5.02%
MBIA, Inc. (2)			13,200	107,052

Telecom - 4.13%
Echostar Corp. Class A (2)			3,000	88,140

Telephone Communications (No Radio Telephone) - 5.04%
CenturyLink, Inc.			10,000	107,500

Total Common Stock			(Cost $ 2,442,585)	1,797,133

Money Market Registered Investment Companies (4) - 16.96%

First American Government Obligations Fund Class X - 0.07%			361,836	361,836

Total Money Market Registered Investment Companies			(Cost $ 361,836)	361,836

Total Investments - 101.21%			(Cost $ 2,804,421)	2,158,969

Other Assets less Liabilities - -1.21%				(25,883)

Total Net Assets - 100.00%				2,133,086

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options Written
AMC Entertainment Holdings, Inc. Class A, September 18, 2020, Call @ $6.00	190	9/18/2020	114,000	(7,030)

Total Options	190		114,000	(7,030)

			(Cost $ (13,015))	(7,030)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$2,158,969	$(7,030)
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$2,158,969	$(7,030)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at August 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.

(9)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.